COMMON STOCK AND STOCK INCENTIVE PLANS (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Stock Options Outstanding
Number outstanding (in shares)	576
Weighted-average remaining contractual life	3 years 7 months 6 days
Weighted-average exercise price per share (in dollars per share)	$ 21.26
Stock Options Exercisable
Number Exercisable (in shares)	376
Weighted-average exercise price per share (in dollars per share)	$ 30.72
Options exercisable and expected to vest at the end of the period
Number of options exercisable (in shares)	376
Weighted-average exercise price per share of options exercisable (in dollars per share)	$ 30.72
Number of options expected to vest (in shares)	200
Weighted-average exercise price per share of options expected to vest (in dollars per share)	$ 3.46
$ 2.97 - $ 2.97
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 2.97
Exercise price, high end of range (in dollars per share)	$ 2.97
Stock Options Outstanding
Number outstanding (in shares)	27
Weighted-average remaining contractual life	5 years 9 months 29 days
Weighted-average exercise price per share (in dollars per share)	$ 2.97
Stock Options Exercisable
Number Exercisable (in shares)	7
Weighted-average exercise price per share (in dollars per share)	$ 2.97
$ 3.21 - $ 3.21
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 3.21
Exercise price, high end of range (in dollars per share)	$ 3.21
Stock Options Outstanding
Number outstanding (in shares)	202
Weighted-average remaining contractual life	5 years 7 months 24 days
Weighted-average exercise price per share (in dollars per share)	$ 3.21
Stock Options Exercisable
Number Exercisable (in shares)	57
Weighted-average exercise price per share (in dollars per share)	$ 3.21
$ 4.14 - $ 4.17
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 4.14
Exercise price, high end of range (in dollars per share)	$ 4.17
Stock Options Outstanding
Number outstanding (in shares)	73
Weighted-average remaining contractual life	4 years 9 months 14 days
Weighted-average exercise price per share (in dollars per share)	$ 4.16
Stock Options Exercisable
Number Exercisable (in shares)	44
Weighted-average exercise price per share (in dollars per share)	$ 4.16
$6.51 - $8.70
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 6.51
Exercise price, high end of range (in dollars per share)	$ 8.7
Stock Options Outstanding
Number outstanding (in shares)	59
Weighted-average remaining contractual life	2 years 10 months 24 days
Weighted-average exercise price per share (in dollars per share)	$ 7.12
Stock Options Exercisable
Number Exercisable (in shares)	53
Weighted-average exercise price per share (in dollars per share)	$ 7.19
$9.72 - $9.72
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 9.72
Exercise price, high end of range (in dollars per share)	$ 9.72
Stock Options Outstanding
Number outstanding (in shares)	50
Weighted-average remaining contractual life	1 year 3 months
Weighted-average exercise price per share (in dollars per share)	$ 9.72
Stock Options Exercisable
Number Exercisable (in shares)	50
Weighted-average exercise price per share (in dollars per share)	$ 9.72
$18.75 - $18.75
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 18.75
Exercise price, high end of range (in dollars per share)	$ 18.75
Stock Options Outstanding
Number outstanding (in shares)	80
Weighted-average remaining contractual life	2 years 1 month 17 days
Weighted-average exercise price per share (in dollars per share)	$ 18.75
Stock Options Exercisable
Number Exercisable (in shares)	80
Weighted-average exercise price per share (in dollars per share)	$ 18.75
$19.83 - $63.48
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 19.83
Exercise price, high end of range (in dollars per share)	$ 63.48
Stock Options Outstanding
Number outstanding (in shares)	7
Weighted-average remaining contractual life	1 year 8 months 5 days
Weighted-average exercise price per share (in dollars per share)	$ 24.77
Stock Options Exercisable
Number Exercisable (in shares)	7
Weighted-average exercise price per share (in dollars per share)	$ 24.77
$79.02 - $79.02
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 79.02
Exercise price, high end of range (in dollars per share)	$ 79.02
Stock Options Outstanding
Number outstanding (in shares)	2
Weighted-average remaining contractual life	3 months 25 days
Weighted-average exercise price per share (in dollars per share)	$ 79.02
Stock Options Exercisable
Number Exercisable (in shares)	2
Weighted-average exercise price per share (in dollars per share)	$ 79.02
$89.70 - $89.70
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 89.70
Exercise price, high end of range (in dollars per share)	$ 89.70
Stock Options Outstanding
Number outstanding (in shares)	1
Weighted-average remaining contractual life	3 months 11 days
Weighted-average exercise price per share (in dollars per share)	$ 89.70
Stock Options Exercisable
Number Exercisable (in shares)	1
Weighted-average exercise price per share (in dollars per share)	$ 89.70
$ 112.38 - $ 112.38
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 112.38
Exercise price, high end of range (in dollars per share)	$ 112.38
Stock Options Outstanding
Number outstanding (in shares)	75
Weighted-average remaining contractual life	18 days
Weighted-average exercise price per share (in dollars per share)	$ 112.38
Stock Options Exercisable
Number Exercisable (in shares)	75
Weighted-average exercise price per share (in dollars per share)	$ 112.38